Capital management and fair values of financial instruments (Details - Capital requirement) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital management and fair values of financial instruments
Reference Equity (RE)	R$ 7,955,238	R$ 3,077,952
Reference Equity - Tier 1 (RE tier I)	7,955,238	3,077,952
Common equity Tier 1 (CET1)	7,955,238	3,077,952
Risk-Weighed Assets - RWA	17,953,263	9,643,109
RWA for Credit Risk by Standardized Approach - RWACPAD	16,198,394	8,064,303
RWA for Market Risk- RWAMPAD	323,581	476,759
RWA fpr Operational Risk By Standardized Approach - RWAOPAD	1,431,287	1,102,047
Capital Requirement
Minimum Main Capital Required for RWA	807,897	433,940
Minimum Required Reference Equity Level I for RWA	1,077,196	578,587
Minimum Required Reference Equity for RWA	1,436,261	771,449
Margin on Capital Requirements
Margin on Required Main Capital	7,147,341	2,644,013
Margin on Required Reference Equity Level I	R$ 6,878,042	R$ 2,499,366
Common equity tier 1 capital index (CET1/RWA)	44.30%	31.90%
Tier 1 capital index (RED tierI / RWA)	44.30%	31.90%
Basel index (RE / RWA)	44.30%	31.90%